Related parties - Related Party Transactions (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2025 JPY (¥)	Sep. 30, 2024 JPY (¥)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2024 JPY (¥)	Sep. 01, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥)
Disclosure of transactions between related parties [line items]
Percentage of entity's revenue			5.00%
Financial assets at fair value through other comprehensive income, category | Derivatives
Disclosure of transactions between related parties [line items]
Principal amount		¥ 43,000,000		¥ 43,000,000
Parent company
Disclosure of transactions between related parties [line items]
Business management service fee	¥ 0	101,000,000	¥ 0	257,000,000
Subsidiaries of parent company
Disclosure of transactions between related parties [line items]
Borrowing	2,350,000,000		2,350,000,000			¥ 751,000,000
Interest expense	35,000,000	0	57,000,000	4,000,000
Subsidiaries of parent company | Line Of Credit 6,000 Million
Disclosure of transactions between related parties [line items]
Borrowing	0		0			0
Line or credit, aggregate commitments	¥ 6,000,000,000		¥ 6,000,000,000			¥ 6,000,000,000
Borrowings, interest rate	1.75%		1.75%			1.75%
Subsidiaries of parent company | Line Of Credit 5,000 Million
Disclosure of transactions between related parties [line items]
Line or credit, aggregate commitments					¥ 500,000,000
Borrowings, interest rate					9.50%
Subsidiaries of parent company | Line Of Credit 2,368 Million
Disclosure of transactions between related parties [line items]
Borrowing	¥ 1,850,000,000		¥ 1,850,000,000			¥ 751,000,000
Line or credit, aggregate commitments	¥ 2,368,000,000		¥ 2,368,000,000
Interest rate during the period	0.0629		0.0601
Associates of parent company
Disclosure of transactions between related parties [line items]
Transaction revenue	¥ 3,000,000		¥ 3,000,000			¥ 5,000,000
Transaction revenue	2,180,000,000	1,414,000,000	3,895,000,000	3,034,000,000
Cost of sales	2,174,000,000	1,410,000,000	3,883,000,000	3,025,000,000
Partnership program revenue	12,000,000	9,000,000	17,000,000	24,000,000
Derivative gains	¥ 0	¥ (15,000,000)	¥ 0	¥ 9,000,000